CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of Condensed Balance Sheets

		As at December 31
	Notes	2019	2020	2020
		RMB	RMB	US$
Current assets:
Cash		9,933	33,310	5,105
Prepayments and other current assets		5,511	6,295	965
Total current assets		15,444	39,605	6,070
Non-current assets:
Other non—current assets		5,909	1,686	258
Investments in subsidiaries and VIEs		5,343,503	4,230,471	648,348
Total non—current assets:		5,349,412	4,232,157	648,606
Total assets		5,364,856	4,271,762	654,676
Current liabilities:
Accrued liabilities and other payables		8,805	39,302	6,023
Non-current liabilities:
Long-term payable due to subsidiaries		74,931	221,874	34,003
Convertible senior notes held by related parties		680,104	1,617,846	247,946
Convertible senior notes held by third parties		680,104	642,121	98,409
Total non-current liabilities		1,435,139	2,481,841	380,358
Total liabilities		1,443,944	2,521,143	386,381
Shareholders’ equity
Class A ordinary shares (par value of US$0.01 per share as of December 31, 2019 and 2020; 1,858,134,053 shares authorized as of December 31, 2019 and 2020; 250,648,452 and 250,648,452 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	21	16,532	16,532	2,534
Class B ordinary shares (par value of US$0.01 per share as of December 31, 2019 and 2020; 94,075,249 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	21	6,178	6,178	947
Class C ordinary shares (par value of US$0.01 per share as of December 31, 2019 and 2020; 47,790,698 shares authorized, issued and outstanding as of December 31, 2019 and 2020, respectively)	21	3,278	3,278	502
Treasury shares		—	(211,352)	(32,391)
Statutory reserves		7,865	8,038	1,232
Additional paid in capital		19,353,400	19,487,232	2,986,549
Accumulated deficit		(15,629,537)	(17,710,964)	(2,714,324)
Accumulated other comprehensive income		163,196	151,677	23,246
BEST Inc. shareholders’ equity		3,920,912	1,750,619	268,295
Total liabilities and shareholders’ equity		5,364,856	4,271,762	654,676

Schedule of Condensed Statements of Comprehensive Loss

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating expenses
General and administrative expenses	(6,610)	(2,698)	(8,620)	(1,321)
Operating loss	(6,610)	(2,698)	(8,620)	(1,321)
Share of losses of subsidiaries and VIEs	(501,396)	(188,962)	(1,951,902)	(299,141)
Interest expense	—	(10,756)	(64,986)	(9,960)
Interest income	18	—	—	—
Net loss attributable to ordinary shareholders	(507,988)	(202,416)	(2,025,508)	(310,422)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	111,590	39,273	(11,519)	(1,765)
Comprehensive loss	(396,398)	(163,143)	(2,037,027)	(312,187)

Schedule of Condensed Statements of Cash Flows

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash generate from/(used in) operating activities	3,132	4,218	(289,910)	(44,430)
Net cash used in investing activities	(41,166)	(1,224,149)	(534,059)	(81,848)
Net cash generated from financing activities	4,249	1,224,514	847,346	129,861
Net (decrease)/increase in cash and cash equivalents	(33,785)	4,583	23,377	3,583
Cash and cash equivalents at beginning of the year	39,135	5,350	9,933	1,522
Cash and cash equivalents at end of the year	5,350	9,933	33,310	5,105